Software, Net - Summary of Software, Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Capitalized Computer Software Net [Line Items]
Total	₨ 63,715	$ 921	₨ 39,802
Software Licenses and Implementation Costs [Member]
Capitalized Computer Software Net [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Software,gross	₨ 122,178	1,767	75,053
Less: Accumulated amortization	58,463	846	35,251
Total	₨ 63,715	$ 921	₨ 39,802